Warrant Liability	6 Months Ended
Jun. 30, 2022
Disclosure Of Financial Liabilities Text Block Abstract
WARRANT LIABILITY
14.	WARRANT LIABILITY

	Warrants Nov 3, 2021	Warrants Jan 11, 2022	Total
Balance-January 1, 2020	$-	$-	$-
Warrants issued	2,946,066	-	2,946,066
Impact of warrants exercised during the period	(385,190)	-	(385,190)
Change in fair value	(384,190)	-	(384,190)
Balance-December 31, 2021	$2,176,686	$-	$2,176,686
Warrants issued	-	10,038,418	10,038,418
Exercise of the pre-funded warrants	-	(2,560,400)	(2,560,400)
Change in fair value	(1,462,412)	(3,982,523)	(5,444,935)
Balance-June 30, 2022	$714,274	$3,495,495	$4,209,769

Total number of liability warrants- June 30, 2022	1,892,857	9,999,999

(a)	Warrants issued at the same time as the promissory note on November 3, 2021.

The warrants allow for the purchase of 2,142,857 common shares of the Company at an exercise price of 4.00 per common share. The warrants expire 5 years from the issue date of the promissory note. Under the terms of the warrants, the exercise price of the warrant will be adjusted if the Company closes an offering where the common shares of the Company are offered at a price less than the exercise price, resulting in a revision of the exercise price equal to the common share offering. Because the exercise price of the warrants will vary if the Company issues common shares at a price lower than the exercise price of the warrants, the warrants are classified as liabilities. (see 12(d) for the change in exercise price as of January 13, 2022, to $2.30 per share).

On December 7, 2021, the holder exercised 250,000 warrants to acquire 250,000 common shares of the Company at an exercise price of $4.00 per common share. As a result of the exercise of the warrants, the Company received gross proceeds of $1,000,000 and the proportionate fair value of $385,190 of the underlying warrants on the date of exercise was transferred to share capital.

At June 30, 2022, 1,892,857 warrants were outstanding at an exercise price of $2.30 (December 31, 2021-$4.00. The warrant exercise price dropped from $4.00 to $$2.30 as these warrants had a price adjustment clause and since the Company had a capital raise on January 11, 2022 at $2.30, therefore the warrants were immediately re-priced the exercise price.

The fair value of the warrants as at the issuance date was $2,946,066 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $3.93; exercise price: $4.00; expected volatility: 39%; dividend yield: 0%, risk-free rate: 0.47%.

During the year ended December 31, 2021, the holder exercised 250,000 warrants to acquire 250,000 common shares of the Company at an exercise price of $4.00 per common share. As a result of the exercise of the warrants, the Company received gross proceeds of $1,000,000 and the proportionate fair value of $385,190 of the underlying warrants on the date of the exercise was transferred to share capital. The fair value of the warrants at the exercise date was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $4.60; exercise price $4.00; expected volatility: 30%; dividend yield: 0%; risk-free rate: 1.24%.

As at June 30, 2022, the fair value of the remaining 1,892,857 warrants payable was determined to be $714,274 (December 31, 2021-$2,176,686) as calculated using the Black-Scholes Option Pricing Model with the following assumptions: share price $1.25 (Dec 31, 2021-$3.70); exercise price: $2.30 (Dec 31, 2021-$4.00); expected volatility: 65% (Dec 31, 2021-37%); dividend yield: 0%; risk-free rate 2.39% (Dec 31, 2021-0.67%).

(b)	Warrants issued as part of the capital raise on January 11, 2022

The Company assessed that the 9,999,999 warrants (consisting of 1,304,343 overallotment warrants and 8,695,657 regular warrants all exercisable at $2.30 per share and expire, if unexercised, on January 11, 2027) issued under the public offering (as more fully described in Note 16), excluding the Placement Agent Warrants did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss, and revalued at the end of each period. The Placement Agent Warrants were assessed under IFRS 2 Share Based Payments, as equity-settled share based payments and have been recorded in equity.

The fair value of the warrants at June 30, 2022 was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $1.09; exercise price $2.30; expected volatility: 60%; dividend yield: 0%; risk free rate: 2.98%.

As the warrants are treated as a liability, the residual value method under IAS 32 was utilized to allocate the total proceeds of the issuance. The residual value to be allocated to common shares and to the warrants are as follows:

	Units and Prefunded Units	Over allotment warrants
Gross Proceeds	$19,999,999	$13,045
Less: Total fair value of warrant liability	(9,063,025)	(975,393)
Residual value to common shares	$10,936,974	-
Day one loss-change in fair value opening	-	$(962,350)

The day one loss is the excess of the proceeds of $975,393 on the 1,304,343 allocated to the option warrant liability. As the fair value of the warrant liability exceeded the proceeds received on the warrants of $13,043, a fair value loss of $962,350 was recognized in the statement of profit and loss on January 11, 2022. This amount is shown separately on the statement of operations and does not impact the warrant liability continuity schedules.